Allowance for Loan Losses - Information Regarding Types of Concessions Granted on Loans (Detail)	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Commercial and Industrial [Member] | Modified Principal Repayment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
CRE Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	1
CRE Owner Occupied [Member] | Interest Rate Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
CRE Owner Occupied [Member] | Reduction in Outstanding Principal Balance [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Residential Real Estate Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	1
Residential Real Estate Loans [Member] | Modified Term Debt to Interest Only for Six Month Period [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
CRE Non-Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
CRE Non-Owner Occupied [Member] | Interest Rate Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Land and Development [Member] | Interest Rate Concession [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1